Muhlenkamp Fund (Prospectus Summary) | Muhlenkamp Fund
SUMMARY SECTION
Investment Objective:
The Muhlenkamp Fund (the "Fund") seeks to maximize total return to its shareholders through capital appreciation, and income from dividends and interest, consistent with reasonable risk.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Muhlenkamp Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Muhlenkamp Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.25%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Muhlenkamp Fund	127	397	686	1,511

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 42.51% of the average value of its portfolio.
Principal Investment Strategies:
The Fund principally invests in a diversified list of common stocks of companies of any capitalization, determined by the investment adviser to be highly profitable, yet undervalued. The investment adviser looks for companies it believes to have above-average profitability, as measured by corporate return-on-equity, and that sell at below-average prices, as measured by price-to-earnings-ratios. In pursuing its investment objectives, the Fund may also invest in securities of foreign issuers. The Fund may purchase fixed-income or debt securities from time to time as substitutes for stocks when the investment adviser determines that market conditions warrant their purchase. The Fund intends to invest for the long-term, but may sell stocks and other securities regardless of how long they have been held.
Principal Risks:
The risks associated with an investment in the Fund can
increase during times of significant market volatility.
There is the risk that you could lose all or a portion of
your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk
There is a risk that the strategies, research, or analysis
techniques used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Small and Medium-sized Companies Risks
Small and medium-sized companies can be more sensitive to changing economic conditions. Stocks of small and medium-sized companies are more volatile, often have less trading volume than those of larger companies, and are more difficult to sell at quoted market prices.

Credit Risks
There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.

Stock Market Risks
Investing in equity securities carries stock market risks and significant fluctuations in price - if the stock market declines in value, a fund is likely to decline in price. Another risk associated with investments in equity securities is that of a company being unable to perform as anticipated due to factors such as poor management, weak demand for its products and less than anticipated earnings.

Bond Market Risks
Investing in bonds may involve risks which affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks
Investing in foreign securities involves risks such as adverse political, social, and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets, and less protection for the shareholders in the foreign market.
Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.muhlenkamp.com.
Calendar Year Returns as of December 31

During the 10-year period shown in the bar chart, the highest return for a quarter was 27.51% (quarter ending June 30, 2003) and the lowest return for a quarter was -21.88% (quarter ending December 31, 2008).
AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Muhlenkamp Fund	Return Before Taxes	(4.74%)	(6.46%)	1.73%	9.24%	Nov. 01, 1988
Muhlenkamp Fund After Taxes on Distributions	Return After Taxes on Distributions	(4.76%)	(6.98%)	1.42%	8.85%	Nov. 01, 1988
Muhlenkamp Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.06%)	(5.27%)	1.55%	8.42%	Nov. 01, 1988
Muhlenkamp Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	9.09%	Nov. 01, 1988

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The Fund's return after taxes on distributions and sale of Fund shares may be higher than certain other return figures because it includes a tax benefit resulting from the capital losses that would have resulted.